DERIVATIVE FINANCIAL INSTRUMENTS - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 272	$ 447
Financial assets at fair value through profit or loss, category
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0	172
Interest rate swaps, cross currency interest rate swaps and other
Disclosure of detailed information about hedging instruments [line items]
Notional amount	272	275
Inflation linked swap contract | Financial assets at fair value through profit or loss, category
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 0	$ 172